Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
15.	Leases

The Company leased over 600 company-owned stores and office space as of December 31, 2023. Most leases provide for fixed monthly payment and certain leases also include provisions for contingent rent, determined as a percentage of sales.

Generally, the Company does not have renewal options for leases. The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The components of rental expense were summarized as follows:

	December 31, 2023	December 31, 2022
Operating lease cost	286,515,922	254,209,990
Variable lease cost	22,674,718	(3,718,849)
Short-term lease cost	200,918	113,048
Total rental expense	309,391,558	250,604,189

The Company was granted RMB2,971,616 and RMB16,816,763 in lease concessions from landlords related to the effects of the COVID-19 pandemic for the years ended December 31, 2023 and 2022. The lease concessions were primarily in the form of rent reduction over the period when the Company’s business was adversely impacted. The Company applied the interpretive guidance in a FASB staff question-and-answer document issued in April 2020 and elected not to evaluate whether a concession received in response to the COVID-19 pandemic is a lease modification and to assume such concession was contemplated as part of the existing lease contract. Such concession was recognized as negative variable lease cost in the period the concession was granted.

Amounts reported in the consolidated balance sheet as of December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022
Assets
Operating lease right-of-use assets	849,079,096	946,872,784

Liabilities
Current
Current operating lease liabilities	200,877,880	180,468,426
Non-current
Non-current operating lease liabilities	707,688,605	820,248,803
Total operating lease liabilities	908,566,485	1,000,717,229

Other information related to operating leases as of December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities	260,608,094	206,073,929
Right-of-use assets obtained in exchange for new lease liabilities	219,997,957	241,609,016
Weighted-average remaining lease term (years)	4.35	5.61
Weighted-average discount rate	6.23%	5.96%

Maturities of operating lease liabilities under non-cancellable leases as of December 31, 2023 are as follows:

Operating lease commitments
Year ending December 31, 2024	273,436,745
2025	261,218,811
2026	227,095,265
2027	167,770,657
2028	116,205,068
Thereafter	107,383,356

Total undiscounted lease payments	1,153,109,902

Less: imputed interest	(244,543,417)

Total lease liabilities	908,566,485